Operating Leases - Schedule of Future Minimum Lease Payments (Details) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	Sep. 30, 2018	Jun. 30, 2018
2018 (six months)	$ 216,838
Years Ending December 31 2020	854,759
Years Ending December 31 2021	794,101
Total	$ 4,801,937
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
2018 (six months)		$ 36,252
Years Ending December 31 2019		57,252
Years Ending December 31 2020		33,250
Years Ending December 31 2021		4,500
Total		$ 131,254